Share-based Compensation - Hutchmed Share Option Exercises (Details) - Hutchmed Share Option Scheme - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share option values
Cash received from share option exercises	$ 790	$ 5,094	$ 174
Total intrinsic value of share option exercises	$ 476	$ 4,626	$ 92